Business Acquisitions - PNMSoft Ltd. - Additional Information (Detail) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Aug. 04, 2016	Jan. 08, 2016	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2018
Business Acquisition [Line Items]
Payment for business acquisitions, net of cash acquired			$ 9,237	$ 284,822	$ 45,162	$ 21,363
Goodwill			$ 1,097,329	$ 1,337,122	$ 1,069,408	$ 1,038,346	$ 1,337,051
Acquisition related cost		$ 164
Acquired assets		412
Liabilities assumed		$ 617
PNMSoft Ltd
Business Acquisition [Line Items]
Date of acquisition	Aug. 04, 2016
Percentage of equity interest acquired	100.00%
Purchase consideration	$ 35,341
Payment for business acquisitions, net of cash acquired	28,128
Cash and cash equivalents	2,853
Contingent earn-out consideration-Low end	0
Contingent earn-out consideration-High end	$ 9,000
Acquired intangible assets, weighted average amortization period	2 years
Goodwill	$ 25,101
Acquisition related cost	1,273
Acquired assets	7,110
Liabilities assumed	4,366
Recognized net deferred tax liability	944
PNMSoft Ltd | Customer-Related Intangible Assets
Business Acquisition [Line Items]
Intangible assets	1,700
PNMSoft Ltd | Marketing-Related Intangible Assets
Business Acquisition [Line Items]
Intangible assets	1,630
PNMSoft Ltd | Other Intangible Assets
Business Acquisition [Line Items]
Intangible assets	$ 5,110